Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details Texual) (USD $)	3 Months Ended	12 Months Ended								12 Months Ended		10 Months Ended	12 Months Ended											142 Months Ended						12 Months Ended				10 Months Ended	12 Months Ended											24 Months Ended			10 Months Ended	12 Months Ended											10 Months Ended	12 Months Ended											10 Months Ended	12 Months Ended													10 Months Ended	12 Months Ended																	10 Months Ended	12 Months Ended												24 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Sep. 16, 2011 Aldagen Inc [Member]	Jun. 15, 2011 Aldagen Inc [Member]	Oct. 21, 2009 Aldagen Inc [Member]	Apr. 30, 2008 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Dec. 31, 2000 Aldagen Inc [Member] Stock Option Plan 2000 [Member]	Sep. 16, 2011 Aldagen Inc [Member] Post Amendment [Member]	Jun. 15, 2011 Aldagen Inc [Member] Post Amendment [Member]	Oct. 21, 2009 Aldagen Inc [Member] Post Amendment [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Oct. 21, 2009 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Jul. 23, 2009 Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2000 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member] Minimum [Member]	Dec. 31, 2011 Aldagen Inc [Member] Junior Preferred Redeemable Convertible Preferred Stock [Member] Maximum [Member]	Dec. 31, 2000 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Sep. 16, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Jun. 15, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Oct. 21, 2009 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Jul. 23, 2009 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Sep. 16, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Jun. 15, 2011 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member] Post Amendment [Member]	Dec. 31, 2000 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2012 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2010 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2008 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2007 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Common Stock [Member]	Dec. 31, 2004 2003 And 2004 [Member] Aldagen Inc [Member] Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 2003 And 2004 [Member] Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]
Issuance of restricted common stock to founders at $0.001 per share for cash in April 2000 (in shares)																																		0						(6,000,000)									0						(8,515,000)						0						0						0						14,515,000								0						0												900,000							0
Par Value Of Stock Issued To Founders																																																																																																									$ 0.001
Restricted Stock or Unit Expense																																																																																																																			$ 140,270
Issuance of common stock to consultants at $0.001 per share for services in April 2000 (in shares)																																		0															0												0												0														0																		111,000
Issuance of restricted common stock to employees at $0.01 per share for cash in September 2000 (in shares)																																		0															0												0												0														0																		600,000
Par Value Of Stock Issued To Consultants																																																																																																									$ 0.001
Issuance of common stock for technology and services at fair value (in shares)																																		0															0												0												0														0																		300,000
Par Value Of Stock Issued Restricted Stock Award																																																																																																									$ 0.01
Options exercised (Number of shares)		35,602												5,000	5,076		208,747																			0			0												0			0									0			0									0			0											0			0																5,000	5,076		208,747
Par Value Of Stock Options Exercised																																																																																																												$ 0.96	$ 0.49		$ 0.20
Par Value Of Stock Options Exercised One																																																																																																												$ 0.20
Issuance of Series B redeemable convertible preferred stock (in shares)	10,528,991																																			0			0			0	0			6,000,000					0			0			3,755,623	5,497,544					0			9,618,028	6,518,333		0	0					4,926			0			0	0							0		17,636,655	0			0	0												0			0			0	0			10,015,000
Par Value Of Stock Issued For Cash																																														$ 1																																																																									$ 1.00
Issuance of Series B redeemable convertible preferred stock														0			0			0	0															0			0			0	0			5,942,240					0			0			3,738,630	5,428,018					0			6,904,296			0	0					0			0			0	0							0		18,321,910	0			0	0												0			0			0	0				9,166,648
Stock Issuance Costs																																														57,760																				95,705	127,386																								39,611																				95,705								86,519
Conversion Of Debt With Principal and Accrued Interest																																											761,833
Conversion of Series B redeemable convertible preferred stock into common stock (in shares)										7,460,350	34,153																													0			0												0	(1,500,000)		761,833									5,951,801			0									0			0											0			0																0			0
Elimination of preferred stock dividends upon conversion to common stock																			169,685																					2,730,083	0														2,137,462	1,500,000												0												0														0																			0
Issuance of common stock options to consultants for services at fair value																		0	45,975	8,523	14,229	2,081																		0	0	0	0	0	0										0	169,685	0	0	0	0							30,500	0	0	0	0	0							0	0	0	0	0	0									0	0	0	0	0	0														0	0	0	0	0	0
Equity Issuance, Per Share Amount																																																																		$ 0.7278	$ 0.7278																								$ 1.0411	$ 1.0411
Discount Rate Of Share																																																																																																										30.00%
Preferred Stock, Conversion Basis																																																																														1.163-for-1	1.14-for-1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,000,000		6,363,637			1,863,839	1,333,334																																														3,826,011												1,326,605
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.50			1.42	1.42																																																0.01												0.7278
Maximum Share Value Obligated To Purchase, Contingent Provisions																																																																																												6,058,654
Preferred Stock Authorized Increased Shares																																																																																																			162,617	950,000		38,421
Convertible preferred stock, authorized			72,115,750	71,003,133									72,115,750	71,003,133										72,115,750																							29,969,764	17,675,076		8,923,785	8,923,785											26,069,584	26,069,584											14,963,785	14,963,785													31,082,381	31,082,381														31,082,381	30,919,764
Common Stock Authorized Increased Shares																									162,617	950,000	12,294,688																																																																										12,294,688
Common stock, authorized	160,000,000	160,000,000	160,000,000										93,407,305	93,407,305										93,407,305							93,407,305	93,244,688	92,294,688
Accretion of redeemable convertible preferred stock												48,657	4,002,811	4,003,265	4,003,261	3,588,368	2,119,421	1,222,435	1,213,974	1,119,790	834,914	489,821	331,997	22,978,714										(48,657)	0	0	0	0	0	(466,533)	(487,516)	0	(487,572)	489,821	331,997				0	0	0	0	0	0	(669,498)	(726,458)	(487,581)	(347,342)	0	0	0	(1,488,134)	1,488,135	1,488,133	1,492,096	(1,084,018)	(41,016)	0	0	0	0	0	0	(1,035,402)	1,035,405	1,035,403	(1,038,240)	(1,035,403)	(45,388)	0	(632,209)	0	0	0			0	(1,479,275)	(1,479,725)	(1,479,725)	1,058,032	0	0	0	0	0	0	0							0		0	0	0	0	0	0	0	0	0	0	0
Convertible Preferred Stock Conversion Ratio																																																																										1.163
Redemption Percentage																																																																																					20.00%	50.00%
Preferred stock, liquidation preference, value (in dollars)																																																														24,866,381	23,425,745											14,519,926	14,519,926													23,818,667	22,349,745
Preferred Stock, Dividend Rate, Percentage																																																														8.00%																										8.00%
Preferred Stock Accretion Of Dividends																																																														2,967,410	2,967,860
Convertible Preferred Stock Conversion Price Per Share																																																														$ 0.7278																										$ 1.0411
Convertible Preferred Stock, Terms of Conversion																																																																																								If Series C investors do not acquire shares in the Series C-1 Preferred equity financing, then all shares of Series C Preferred held by the non-participating holder will automatically convert into shares of common stock at 1/10 of the conversion rate.
Proceeds from Stock Options Exercised													0	1,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized													269,225	653,207										269,225
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 4 months 24 days										1 year 8 months 12 days	2 years 8 months 5 days
Stock Issued During Period, Value, Stock Options Exercised		15,185											3,775	0	2,468		41,749																			0			0												0			0									0			0									0			0											0			0																5	5		209
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																														4 years
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Contractual Term																														10 years
Ending Balance, shares available for grant												955,250	5,192,212	1,022,568	3,130,790	3,149,920	1,397,753	3,501,869	1,355,711	408,000	564,500	175,250	415,250	5,192,212				6,649,000	0
Option Awards Exercise Price Description				Option awards are generally granted with an exercise price equal to 100% of the fair market value of the Company's stock on the date of the grant with various vesting periods.
Temporary Equity, Description																																																															The Series C Preferred may be redeemed in three annual installments of amounts ranging from 20% to 50% of the aggregate amount redeemable, subject to certain provisions as described in the Company's certificate of incorporation.
Conditionally redeemable common stock (909,091 issued and outstanding)	$ 500,000	$ 0																																																												$ 24,795,335																										$ 23,747,381
Temporary Equity, Liquidation Preference Per Share																																																														$ 1